Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($)	Share Capital	Share Premium	Reserve	Accumulated Deficit	Accumulated Other comprehensive Income (loss)	Total
Balance at Dec. 31, 2020	$ 64,265	$ 41,846	$ 2,309,684	$ (4,954,860)	$ (202,490)	$ (2,741,555)
Balance (in Shares) at Dec. 31, 2020	5,607,243
Issuance of ordinary shares for conversion of debt	$ 4,784	3,115	500,338			508,237
Issuance of ordinary shares for conversion of debt (in Shares)	392,757
Net loss				(261,721)		(261,721)
Foreign currency translation					82,963	82,963
Balance at Jun. 30, 2021	$ 69,049	44,961	2,810,022	(5,216,581)	(119,527)	(2,412,076)
Balance (in Shares) at Jun. 30, 2021	6,000,000
Balance at Dec. 31, 2021	$ 141,075	13,126,493	9,736,066	(16,644,958)	2,479	6,361,155
Balance (in Shares) at Dec. 31, 2021	12,010,001
Sale of ordinary shares	$ 15,525	23,850,364				23,865,889
Sale of ordinary shares (in Shares)	1,725,000
Issuance of ordinary shares for exercise of warrants	$ 6,210	492,704	(116,414)			382,500
Issuance of ordinary shares for exercise of warrants (in Shares)	689,973
Share based expense	$ 522	787,098				787,620
Share based expense (in Shares)	58,000
Stock option expense			4,894,450			4,894,450
Net loss				(12,602,447)		(12,602,447)
Foreign currency translation					82,643	82,643
Balance at Jun. 30, 2022	$ 163,332	$ 38,256,659	$ 14,514,102	$ (29,247,405)	$ 85,122	$ 23,771,810
Balance (in Shares) at Jun. 30, 2022	14,482,974